Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of property and equipment, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Electronic equipment	114,332	168,843	24,252
Leasehold improvements	65,084	65,028	9,341
Office equipment and fixtures	27,378	28,374	4,076
Motor vehicles	4,065	4,579	658
Construction in progress	24	2,018	290
Less: Accumulated depreciation	146,964	165,445	23,765

Property and equipment, net	63,919	103,397	14,852